Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015
C000018126
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 15,286	$ 15,200	$ 14,940	$ 14,915	$ 14,680	$ 14,605	$ 14,519	$ 14,556	$ 14,346	$ 14,209	$ 14,333	$ 14,146	$ 14,403	$ 14,146	$ 13,888	$ 13,596	$ 13,467	$ 13,222	$ 13,549	$ 13,385	$ 13,491	$ 13,479	$ 12,905	$ 12,289	$ 12,525	$ 12,816	$ 12,894	$ 12,793	$ 12,726	$ 12,928	$ 12,872	$ 12,670	$ 12,950	$ 12,457	$ 12,482	$ 12,085	$ 12,129	$ 12,614	$ 12,813	$ 12,471	$ 12,967	$ 12,956	$ 13,409	$ 13,574	$ 13,784	$ 14,115	$ 13,959	$ 14,094	$ 14,042	$ 14,188	$ 14,125	$ 14,032	$ 13,845	$ 13,752	$ 13,575	$ 13,585	$ 13,658	$ 13,720	$ 13,499	$ 12,815	$ 12,873	$ 12,951	$ 12,863	$ 12,365	$ 12,130	$ 11,720	$ 11,329	$ 12,912	$ 13,108	$ 13,020	$ 12,732	$ 12,769	$ 12,648	$ 12,591	$ 12,488	$ 12,469	$ 12,151	$ 12,198	$ 12,094	$ 11,973	$ 11,851	$ 11,466	$ 11,589	$ 11,660	$ 11,899	$ 11,846	$ 11,819	$ 11,713	$ 11,713	$ 11,739	$ 11,766	$ 11,775	$ 11,908	$ 11,828	$ 11,761	$ 11,736	$ 11,736	$ 11,677	$ 11,668	$ 11,542	$ 11,433	$ 11,332	$ 11,256	$ 11,256	$ 11,130	$ 10,912	$ 10,786	$ 10,883	$ 10,972	$ 10,948	$ 10,850	$ 10,615	$ 10,461	$ 10,469	$ 10,226	$ 9,787	$ 9,747	$ 9,925	$ 10,106	$ 10,243	$ 10,000
C000125494
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 11,665	11,575	11,388	11,620	11,350	11,365	11,050	10,983	10,811	10,743	11,035	10,991	11,373	11,178	10,938	10,623	10,608	10,451	10,758	10,706	10,841	11,005	10,541	9,987	10,129	10,466	10,623	10,548	10,548	10,751	10,721	10,376	10,781	10,436	10,429	9,889	9,934	10,511	10,953	10,706	11,178	11,133	11,845	12,204	12,339	12,594	12,585	12,636	12,693	12,916	12,959	12,851	12,966	12,837	12,650	12,880	13,109	13,239	12,970	12,621	12,573	12,669	12,614	12,143	11,924	11,685	11,315	11,814	11,787	11,657	11,544	11,652	11,571	11,673	11,463	11,551	11,294	11,186	11,193	11,105	11,146	10,916	10,751	10,730	10,885	10,938	10,985	10,959	11,039	11,173	11,355	11,254	11,361	11,180	11,129	11,035	11,082	11,142	11,055	10,828	10,807	10,647	10,526	10,479	10,426	10,265	10,281	10,732	10,993	10,939	10,946	10,773	10,506	10,680	10,426	10,040	9,893	9,893	9,913	10,073	10,000
C000018127
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 11,598	11,508	11,321	11,553	11,284	11,299	10,992	10,925	10,752	10,685	10,969	10,932	11,314	11,119	10,880	10,565	10,550	10,401	10,708	10,655	10,790	10,954	10,483	9,937	10,079	10,416	10,573	10,498	10,498	10,700	10,670	10,333	10,730	10,386	10,378	9,847	9,892	10,468	10,902	10,663	11,134	11,089	11,792	12,152	12,286	12,541	12,539	12,589	12,639	12,869	12,912	12,804	12,919	12,790	12,603	12,833	13,062	13,191	12,922	12,580	12,526	12,628	12,573	12,102	11,890	11,644	11,282	11,781	11,753	11,624	11,510	11,611	11,537	11,639	11,429	11,517	11,267	11,159	11,165	11,071	11,118	10,882	10,723	10,702	10,857	10,911	10,964	10,931	11,011	11,146	11,327	11,226	11,334	11,159	11,101	11,007	11,061	11,121	11,034	10,806	10,786	10,625	10,505	10,465	10,404	10,250	10,267	10,718	10,980	10,927	10,933	10,760	10,500	10,673	10,420	10,033	9,893	9,893	9,907	10,073	10,000
C000018128
Account Value [Line Items]
Line Graph and Table Measure Name	Retail Class
Account Value	$ 11,312	11,230	11,050	11,275	11,012	11,035	10,735	10,667	10,502	10,442	10,727	10,690	11,057	10,877	10,637	10,337	10,330	10,180	10,480	10,435	10,562	10,727	10,277	9,744	9,880	10,217	10,367	10,300	10,300	10,502	10,472	10,142	10,540	10,202	10,195	9,677	9,722	10,285	10,720	10,487	10,945	10,907	11,605	11,965	12,092	12,348	12,342	12,400	12,457	12,681	12,724	12,623	12,738	12,616	12,436	12,659	12,889	13,019	12,759	12,422	12,374	12,471	12,422	11,962	11,749	11,515	11,158	11,653	11,625	11,501	11,390	11,499	11,424	11,527	11,322	11,411	11,165	11,056	11,063	10,981	11,022	10,797	10,641	10,621	10,770	10,831	10,886	10,858	10,940	11,076	11,259	11,164	11,273	11,096	11,044	10,956	11,004	11,065	10,983	10,760	10,739	10,584	10,468	10,428	10,374	10,213	10,239	10,685	10,951	10,904	10,911	10,742	10,479	10,655	10,405	10,020	9,879	9,885	9,906	10,067	10,000
C000018129
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 17,981	17,816	17,516	17,375	17,042	16,751	16,768	16,937	16,790	16,566	16,656	16,360	16,396	16,029	15,770	15,479	15,347	15,160	15,309	15,143	15,050	15,067	14,486	13,917	14,202	14,367	14,331	14,081	13,818	14,032	13,946	13,917	14,193	13,598	13,664	13,330	13,033	13,613	13,864	13,076	14,126	14,174	14,787	14,924	15,138	15,604	15,293	15,538	15,624	15,667	15,583	15,541	15,341	15,297	15,072	15,040	14,958	14,958	14,623	13,939	13,883	14,067	13,916	13,230	13,083	12,556	12,042	13,496	13,705	13,692	13,420	13,372	13,313	13,298	13,322	13,285	12,981	13,141	12,980	12,819	12,655	12,116	12,378	12,461	12,662	12,580	12,521	12,381	12,322	12,323	12,256	12,303	12,453	12,373	12,336	12,302	12,269	12,146	12,133	12,001	11,968	11,858	11,758	11,766	11,588	11,415	11,217	11,267	11,265	11,197	10,952	10,673	10,556	10,483	10,102	9,691	9,640	9,853	10,137	10,305	10,000
C000182246
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 12,972	12,896	12,712	12,686	12,555	12,633	12,633	12,551	12,295	12,141	12,344	12,280	12,522	12,333	12,231	12,016	11,915	11,716	11,915	11,833	11,969	11,919	11,615	11,294	11,393	11,621	11,731	11,706	11,761	11,905	11,881	11,555	11,746	11,496	11,630	11,381	11,275	12,076	12,374	11,846	12,263	12,386	12,699	12,925	12,826	13,123	13,079	12,992	12,884	12,993	13,025	12,696	12,596	12,471	12,293	12,324	12,502	12,491	12,342	12,155	12,227	12,280	12,197	11,846	11,691	11,629	11,257	11,370	11,195	10,958	10,916	10,916	10,885	11,064	10,788	10,747	10,668	10,486	10,436	10,254	10,254	10,072	10,053	10,033	10,194	10,308	10,228	10,268	10,228	10,198	10,198	10,100	10,218	10,297	10,179	10,169	10,140	10,189	10,092	10,034	10,102	10,112	10,054	10,058
C000018130
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 13,454	13,376	13,185	13,158	13,024	13,105	13,091	13,021	12,755	12,595	12,807	12,741	12,993	12,797	12,692	12,468	12,365	12,158	12,365	12,281	12,422	12,371	12,056	11,736	11,826	12,064	12,178	12,153	12,212	12,361	12,349	11,999	12,197	11,937	12,078	11,820	11,710	12,544	12,854	12,305	12,729	12,868	13,193	13,430	13,327	13,637	13,591	13,502	13,390	13,493	13,537	13,195	13,093	12,962	12,777	12,811	12,996	12,985	12,831	12,637	12,712	12,780	12,683	12,317	12,156	12,091	11,704	11,823	11,651	11,394	11,362	11,362	11,330	11,518	11,220	11,188	11,109	10,909	10,867	10,677	10,677	10,488	10,469	10,448	10,616	10,736	10,642	10,684	10,644	10,623	10,623	10,522	10,645	10,727	10,605	10,595	10,565	10,618	10,506	10,456	10,529	10,529	10,469	10,483	10,433	10,353	10,361	10,550	10,600	10,537	10,597	10,517	10,303	10,391	10,352	10,175	10,066	9,919	10,000	10,010	10,000
C000089752
Account Value [Line Items]
Line Graph and Table Measure Name	Retail Class
Account Value	$ 13,105	13,037	12,837	12,823	12,700	12,779	12,766	12,692	12,444	12,288	12,504	12,440	12,686	12,503	12,399	12,180	12,086	11,884	12,086	12,011	12,150	12,112	11,799	11,472	11,573	11,802	11,926	11,901	11,955	12,114	12,090	11,765	11,960	11,704	11,850	11,596	11,488	12,304	12,622	12,081	12,506	12,644	12,964	13,205	13,103	13,408	13,372	13,272	13,173	13,283	13,315	12,989	12,884	12,766	12,583	12,623	12,805	12,805	12,648	12,456	12,541	12,593	12,508	12,158	11,998	11,935	11,552	11,670	11,500	11,256	11,220	11,220	11,188	11,381	11,097	11,065	10,978	10,791	10,749	10,561	10,561	10,384	10,362	10,352	10,508	10,634	10,552	10,593	10,560	10,529	10,540	10,435	10,557	10,649	10,525	10,525	10,484	10,543	10,443	10,382	10,462	10,472	10,412	10,423	10,374	10,304	10,309	10,497	10,547	10,490	10,559	10,480	10,267	10,356	10,327	10,149	10,050	9,892	9,980	9,990	10,000
C000018131
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 17,114	16,942	16,657	16,542	16,257	16,000	16,028	16,228	16,085	15,828	15,975	15,683	15,763	15,364	15,099	14,807	14,701	14,515	14,701	14,542	14,436	14,462	13,898	13,349	13,624	13,823	13,823	13,549	13,299	13,499	13,449	13,399	13,674	13,150	13,223	12,890	12,628	13,175	13,413	12,724	13,627	13,675	14,246	14,293	14,483	14,888	14,515	14,784	14,694	14,784	14,694	14,649	14,425	14,358	14,089	13,933	13,821	13,754	13,527	12,781	12,760	12,867	12,611	12,036	11,865	11,397	10,843	12,739	13,229	13,293	12,844	12,884	12,884	12,804	12,884	13,004	12,645	12,924	12,804	12,764	12,605	12,026	12,409	12,539	12,818	12,669	12,614	12,409	12,372	12,391	12,317	12,391	12,558	12,465	12,393	12,358	12,288	12,200	12,253	12,183	12,113	12,025	11,902	11,937	11,762	11,499	11,303	11,237	11,253	11,154	10,923	10,609	10,394	10,262	9,915	9,353	9,320	9,667	10,030	10,313	10,000
C000089753
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 11,922	11,871	11,745	11,752	11,614	11,634	11,557	11,517	11,360	11,299	11,369	11,294	11,463	11,342	11,223	11,019	10,934	10,804	10,942	10,860	10,965	10,907	10,664	10,388	10,434	10,540	10,540	10,487	10,568	10,629	10,568	10,403	10,578	10,354	10,348	10,112	10,177	10,464	10,674	10,501	10,637	10,578	10,794	11,076	11,174	11,340	11,363	11,366	11,432	11,499	11,522	11,435	11,436	11,393	11,330	11,416	11,514	11,538	11,494	11,421	11,439	11,447	11,433	11,313	11,152	11,011	10,768	11,027	10,886	10,726	10,711	10,735	10,684	10,717	10,544	10,541	10,421	10,307	10,276	10,132	10,092	9,990	9,886	9,866	9,883	9,913	9,862	9,840	9,859	9,810	9,860	9,831	9,883	9,964	9,954	9,975	9,968	10,009	9,955	9,910	9,923	9,868	9,815	9,807	9,764	9,741	9,727	9,892	9,925	9,921	9,924	9,890	9,753	9,754	9,702	9,603	9,579	9,495	9,556	9,576	9,576
C000173092
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,724	11,673	11,550	11,556	11,421	11,440	11,364	11,325	11,170	11,111	11,180	11,106	11,272	11,152	11,036	10,836	10,751	10,624	10,760	10,679	10,782	10,725	10,486	10,215	10,260	10,370	10,377	10,331	10,417	10,483	10,430	10,274	10,452	10,239	10,245	10,019	10,089	10,380	10,594	10,429	10,560	10,522	10,732	11,029	11,133	11,304	11,336	11,336	11,420	11,493	11,523	11,436	11,444	11,410	11,353	11,447	11,552	11,583	11,548	11,482	11,507	11,512	11,516	11,392	11,248	11,103	10,874	11,130	10,995	10,849	10,842	10,863	10,828	10,867	10,699	10,704	10,588	10,479	10,442	10,303	10,278	10,181	10,072	10,058	10,093	10,130	10,075	10,065	10,105	10,062	10,109	10,095	10,154	10,244	10,230	10,269	10,268	10,317	10,257	10,218	10,237	10,197	10,138	10,136	10,098	10,079	10,082	10,249	10,298	10,290	10,293	10,268	10,136	10,136	10,092	9,999	9,974	9,888	9,970	9,991	10,000
C000211126
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 12,071	12,016	11,873	11,876	11,747	11,751	11,670	11,640	11,466	11,402	11,469	11,390	11,581	11,456	11,322	11,113	11,023	10,890	11,027	10,952	11,045	10,995	10,734	10,453	10,508	10,613	10,598	10,553	10,619	10,689	10,614	10,445	10,619	10,392	10,382	10,143	10,205	10,503	10,699	10,534	10,656	10,595	10,809	11,088	11,184	11,358	11,368	11,368	11,432	11,495	11,515	11,426	11,424	11,377	11,322	11,395	11,491	11,512	11,475	11,389	11,403	11,398	11,392	11,269	11,106	10,953	10,718	10,963	10,821	10,669	10,650	10,672	10,619	10,649	10,475	10,469	10,357	10,231	10,197	10,052
C000018132
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 12,775	12,717	12,567	12,571	12,434	12,452	12,354	12,322	12,152	12,084	12,156	12,060	12,250	12,118	11,977	11,769	11,674	11,534	11,679	11,588	11,699	11,634	11,371	11,062	11,121	11,232	11,229	11,169	11,241	11,315	11,248	11,058	11,254	11,002	11,004	10,751	10,817	11,121	11,329	11,154	11,284	11,220	11,447	11,755	11,857	12,031	12,053	12,042	12,121	12,189	12,211	12,117	12,103	12,066	11,997	12,086	12,188	12,199	12,161	12,081	12,097	12,092	12,086	11,945	11,784	11,622	11,374	11,634	11,483	11,322	11,303	11,317	11,271	11,303	11,119	11,102	10,984	10,861	10,815	10,662	10,628	10,519	10,397	10,384	10,400	10,428	10,363	10,347	10,365	10,312	10,352	10,329	10,382	10,465	10,441	10,471	10,462	10,502	10,433	10,385	10,405	10,346	10,278	10,277	10,221	10,194	10,188	10,358	10,390	10,374	10,385	10,338	10,202	10,191	10,144	10,039	10,002	9,922	9,974	10,003	10,000
C000018125
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 12,836	12,678	12,493	12,547	12,298	12,446	12,387	12,362	12,070	11,992	12,135	11,972	12,243	12,061	11,883	11,610	11,451	11,273	11,522	11,395	11,553	11,538	11,063	10,583	10,773	11,043	11,081	11,085	11,124	11,227	11,135	10,900	11,151	10,781	10,816	10,446	10,691	11,152	11,473	11,199	11,349	11,331	11,629	11,967	12,067	12,227	12,247	12,245	12,306	12,340	12,350	12,277	12,265	12,243	12,166	12,206	12,200	12,149	12,092	12,043	12,044	12,000	11,964	11,879	11,729	11,625	11,440	11,856	11,749	11,607	11,610	11,606	11,566	11,575	11,419	11,403	11,309	11,141	11,125	10,963	10,958	10,868	10,677	10,574	10,614	10,677	10,588	10,615	10,613	10,532	10,550	10,483	10,509	10,605	10,578	10,590	10,573	10,612	10,518	10,475	10,496	10,413	10,335	10,327	10,276	10,255	10,266	10,403	10,427	10,385	10,372	10,333	10,217	10,190	10,146	10,110	10,091	9,947	9,967	9,976	10,000
C000125495
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 24,531	24,824	23,767	23,087	22,177	21,079	21,895	22,951	23,987	23,359	25,321	22,809	23,319	23,508	24,018	22,262	22,715	21,742	22,847	21,478	20,477	21,044	19,328	18,063	18,998	19,972	20,381	19,367	17,717	18,000	18,181	19,194	19,061	17,615	18,506	17,621	15,727	17,461	17,955	16,151	17,816	17,363	18,652	18,784	18,784	19,898	19,027	19,489	18,757	18,927	18,611	18,892	19,190	18,787	18,061	17,260	15,745	15,418	14,346	12,582	12,090	12,728	12,263	11,868	11,722	11,214	9,991	13,015	14,557	15,082	14,713	14,404	14,270	13,892	14,424	14,285	13,374	14,509	13,772	14,121	13,379	12,046	13,674	13,518	14,875	15,325	14,887	14,580	14,504	14,108	14,091	14,049	14,757	14,424	14,590	14,134	13,995	13,123	13,382	13,142	12,832	13,153	13,153	13,299	13,094	13,097	12,631	11,318	11,684	11,743	11,550	10,976	11,049	10,803	10,661	9,787	9,583	10,350	10,906	10,642	10,000
C000018134
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 24,383	24,684	23,633	22,957	22,051	20,959	21,781	22,822	23,852	23,238	25,183	22,683	23,200	23,388	23,895	22,148	22,599	21,640	22,730	21,377	20,372	20,945	19,232	17,972	18,911	19,873	20,280	19,279	17,635	17,917	18,105	19,106	18,973	17,534	18,425	17,544	15,663	17,384	17,877	16,087	17,738	17,287	18,578	18,710	18,710	19,820	18,955	19,410	18,687	18,856	18,541	18,821	19,118	18,722	17,993	17,200	15,690	15,363	14,297	12,538	12,052	12,689	12,225	11,831	11,685	11,178	9,959	12,975	14,518	15,036	14,672	14,364	14,230	13,853	14,384	14,250	13,337	14,469	13,739	14,086	13,352	12,021	13,646	13,490	14,841	15,295	14,858	14,551	14,479	14,084	14,067	14,025	14,732	14,399	14,568	14,116	13,973	13,106	13,368	13,125	12,818	13,136	13,140	13,285	13,083	13,087	12,622	11,309	11,675	11,734	11,544	10,970	11,043	10,797	10,659	9,785	9,581	10,348	10,907	10,643	10,000
C000018135
Account Value [Line Items]
Line Graph and Table Measure Name	Retail Class
Account Value	$ 23,787	24,083	23,057	22,401	21,523	20,465	21,269	22,295	23,300	22,708	24,616	22,174	22,680	22,871	23,367	21,669	22,117	21,173	22,251	20,925	19,952	20,515	18,847	17,613	18,538	19,488	19,891	18,910	17,305	17,581	17,763	18,752	18,633	17,226	18,095	17,240	15,389	17,085	17,576	15,816	17,450	17,008	18,277	18,418	18,418	19,518	18,666	19,119	18,408	18,584	18,272	18,554	18,848	18,460	17,750	16,968	15,488	15,164	14,114	12,379	11,900	12,536	12,074	11,693	11,546	11,051	9,849	12,836	14,359	14,876	14,519	14,218	14,093	13,722	14,249	14,118	13,216	14,344	13,617	13,968	13,241	11,922	13,541	13,388	14,731	15,185	14,752	14,454	14,382	13,991	13,978	13,940	14,650	14,323	14,489	14,044	13,904	13,043	13,304	13,070	12,764	13,085	13,089	13,240	13,039	13,047	12,584	11,277	11,647	11,710	11,521	10,952	11,025	10,780	10,644	9,774	9,575	10,344	10,903	10,642	10,000
C000018136
Account Value [Line Items]
Line Graph and Table Measure Name	Admin Class
Account Value	$ 23,193	23,496	22,503	21,861	21,008	19,980	20,762	21,779	22,772	22,188	24,058	21,675	22,174	22,372	22,861	21,196	21,644	20,728	21,789	20,489	19,542	20,093	18,461	17,259	18,173	19,104	19,502	18,545	16,971	17,250	17,437	18,410	18,292	16,912	17,779	16,938	15,121	16,797	17,281	15,553	17,161	16,730	17,980	18,122	18,129	19,216	18,378	18,834	18,138	18,310	18,008	18,292	18,588	18,206	17,509	16,739	15,279	14,965	13,930	12,223	11,756	12,382	11,932	11,556	11,414	10,925	9,740	12,695	14,209	14,722	14,370	14,077	13,952	13,586	14,114	13,989	13,100	14,219	13,502	13,853	13,131	11,829	13,433	13,288	14,625	15,078	14,651	14,356	14,290	13,903	13,895	13,859	14,568	14,242	14,414	13,970	13,838	12,983	13,247	13,014	12,714	13,037	13,041	13,196	12,998	13,006	12,551	11,249	11,619	11,684	11,497	10,932	11,008	10,767	10,634	9,767	9,566	10,339	10,897	10,638	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
NATIXIS INDEX: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 11,207	11,134	10,974	11,140	10,933	10,972	10,659	10,593	10,444	10,385	10,613	10,577	10,943	10,760	10,512	10,229	10,215	10,082	10,343	10,287	10,418	10,563	10,142	9,655	9,772	10,066	10,206	10,135	10,136	10,338	10,293	9,977	10,320	9,992	9,939	9,492	9,558	10,075	10,489	10,271	10,611	10,583	11,196	11,548	11,686	11,931	11,948	11,983	12,012	12,229	12,280	12,119	12,227	12,113	11,962	12,196	12,410	12,520	12,354	12,134	12,122	12,166	12,184	11,808	11,704	11,653	11,428	11,690	11,612	11,466	11,399	11,487	11,411	11,528	11,298	11,330	11,084	10,936	10,968	10,833	10,895	10,732	10,519	10,486	10,605	10,697	10,686	10,704	10,752	10,834	11,010	10,894	10,992	10,862	10,825	10,706	10,746	10,844	10,738	10,560	10,569	10,408	10,292	10,277	10,228	10,114	10,161	10,581	10,883	10,824	10,877	10,795	10,489	10,632	10,492	10,216	9,993	9,908	9,855	10,021	10,000
NATIXIS INDEX: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 11,207	11,134	10,974	11,140	10,933	10,972	10,659	10,593	10,444	10,385	10,613	10,577	10,943	10,760	10,512	10,229	10,215	10,082	10,343	10,287	10,418	10,563	10,142	9,655	9,772	10,066	10,206	10,135	10,136	10,338	10,293	9,977	10,320	9,992	9,939	9,492	9,558	10,075	10,489	10,271	10,611	10,583	11,196	11,548	11,686	11,931	11,948	11,983	12,012	12,229	12,280	12,119	12,227	12,113	11,962	12,196	12,410	12,520	12,354	12,134	12,122	12,166	12,184	11,808	11,704	11,653	11,428	11,690	11,612	11,466	11,399	11,487	11,411	11,528	11,298	11,330	11,084	10,936	10,968	10,833	10,895	10,732	10,519	10,486	10,605	10,697	10,686	10,704	10,752	10,834	11,010	10,894	10,992	10,862	10,825	10,706	10,746	10,844	10,738	10,560	10,569	10,408	10,292	10,277	10,228	10,114	10,161	10,581	10,883	10,824	10,877	10,795	10,489	10,632	10,492	10,216	9,993	9,908	9,855	10,021	10,000
NATIXIS INDEX: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 11,207	11,134	10,974	11,140	10,933	10,972	10,659	10,593	10,444	10,385	10,613	10,577	10,943	10,760	10,512	10,229	10,215	10,082	10,343	10,287	10,418	10,563	10,142	9,655	9,772	10,066	10,206	10,135	10,136	10,338	10,293	9,977	10,320	9,992	9,939	9,492	9,558	10,075	10,489	10,271	10,611	10,583	11,196	11,548	11,686	11,931	11,948	11,983	12,012	12,229	12,280	12,119	12,227	12,113	11,962	12,196	12,410	12,520	12,354	12,134	12,122	12,166	12,184	11,808	11,704	11,653	11,428	11,690	11,612	11,466	11,399	11,487	11,411	11,528	11,298	11,330	11,084	10,936	10,968	10,833	10,895	10,732	10,519	10,486	10,605	10,697	10,686	10,704	10,752	10,834	11,010	10,894	10,992	10,862	10,825	10,706	10,746	10,844	10,738	10,560	10,569	10,408	10,292	10,277	10,228	10,114	10,161	10,581	10,883	10,824	10,877	10,795	10,489	10,632	10,492	10,216	9,993	9,908	9,855	10,021	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,747	11,620	11,483	11,513	11,339	11,421	11,376	11,372	11,127	11,068	11,252	11,135	11,418	11,267	11,107	10,854	10,752	10,573	10,847	10,747	10,901	10,931	10,528	10,072	10,234	10,501	10,568	10,576	10,613	10,730	10,666	10,401	10,677	10,359	10,406	10,037	10,168	10,627	10,936	10,676	10,846	10,776	11,201	11,521	11,651	11,908	11,939	11,903	11,907	12,011	12,033	11,900	11,817	11,779	11,687	11,834	12,008	12,094	12,078	11,960	12,014	12,021	12,119	11,940	11,865	11,810	11,604	11,673	11,466	11,250	11,258	11,264	11,230	11,290	11,005	10,981	10,844	10,655	10,653	10,452	10,458	10,348	10,161	10,101	10,181	10,247	10,182	10,180	10,192	10,120	10,196	10,131	10,228	10,347	10,300	10,313	10,307	10,356	10,264	10,220	10,230	10,152	10,074	10,080
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,261	11,139	11,008	11,037	10,870	10,948	10,905	10,901	10,666	10,610	10,787	10,674	10,945	10,800	10,647	10,404	10,307	10,135	10,398	10,303	10,450	10,479	10,093	9,655	9,810	10,066	10,131	10,138	10,174	10,286	10,224	9,971	10,235	9,930	9,975	9,621	9,747	10,188	10,484	10,234	10,397	10,330	10,738	11,045	11,169	11,415	11,444	11,411	11,414	11,513	11,535	11,408	11,328	11,291	11,203	11,345	11,511	11,594	11,578	11,465	11,517	11,523	11,617	11,446	11,374	11,322	11,124	11,190	10,992	10,784	10,792	10,797	10,765	10,823	10,549	10,526	10,396	10,214	10,212	10,019
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
NATIXIS INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,447	38,131	37,269	36,466	34,703	32,634	32,854	34,890	35,571	34,483	35,570	33,351	33,598	32,917	32,216	31,628	30,678	29,294	30,642	29,685	28,160	27,852	26,449	24,193	24,852	26,095	26,608	25,688	24,046	23,952	23,700	23,083	23,635	22,112	23,487	22,322	20,630	22,739	23,621	21,595	23,566	23,598	25,924	25,110	25,759	27,369	26,332	26,739	25,045	26,222	25,495	25,071	24,467	24,356	23,162	22,361	21,683	21,780	20,842	18,582	18,992	19,709	18,378	17,390	17,002	16,139	14,251	16,523	17,997	18,017	17,511	16,870	16,514	16,229	16,567	16,325	15,253	16,309	15,682	15,457	14,931	13,751	15,162	14,865	16,046	16,020	15,476	14,979	14,882	14,473	14,418	14,714	15,277	14,512	14,368	13,945	13,647	13,322	13,296	13,050	12,934	12,803	12,668	12,660	12,206	11,980	11,751	11,248	11,496	11,478	11,449	11,012	10,990	10,796	10,730	10,024	10,027	10,627	10,850	10,790	10,000
NATIXIS INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,447	38,131	37,269	36,466	34,703	32,634	32,854	34,890	35,571	34,483	35,570	33,351	33,598	32,917	32,216	31,628	30,678	29,294	30,642	29,685	28,160	27,852	26,449	24,193	24,852	26,095	26,608	25,688	24,046	23,952	23,700	23,083	23,635	22,112	23,487	22,322	20,630	22,739	23,621	21,595	23,566	23,598	25,924	25,110	25,759	27,369	26,332	26,739	25,045	26,222	25,495	25,071	24,467	24,356	23,162	22,361	21,683	21,780	20,842	18,582	18,992	19,709	18,378	17,390	17,002	16,139	14,251	16,523	17,997	18,017	17,511	16,870	16,514	16,229	16,567	16,325	15,253	16,309	15,682	15,457	14,931	13,751	15,162	14,865	16,046	16,020	15,476	14,979	14,882	14,473	14,418	14,714	15,277	14,512	14,368	13,945	13,647	13,322	13,296	13,050	12,934	12,803	12,668	12,660	12,206	11,980	11,751	11,248	11,496	11,478	11,449	11,012	10,990	10,796	10,730	10,024	10,027	10,627	10,850	10,790	10,000
NATIXIS INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,447	38,131	37,269	36,466	34,703	32,634	32,854	34,890	35,571	34,483	35,570	33,351	33,598	32,917	32,216	31,628	30,678	29,294	30,642	29,685	28,160	27,852	26,449	24,193	24,852	26,095	26,608	25,688	24,046	23,952	23,700	23,083	23,635	22,112	23,487	22,322	20,630	22,739	23,621	21,595	23,566	23,598	25,924	25,110	25,759	27,369	26,332	26,739	25,045	26,222	25,495	25,071	24,467	24,356	23,162	22,361	21,683	21,780	20,842	18,582	18,992	19,709	18,378	17,390	17,002	16,139	14,251	16,523	17,997	18,017	17,511	16,870	16,514	16,229	16,567	16,325	15,253	16,309	15,682	15,457	14,931	13,751	15,162	14,865	16,046	16,020	15,476	14,979	14,882	14,473	14,418	14,714	15,277	14,512	14,368	13,945	13,647	13,322	13,296	13,050	12,934	12,803	12,668	12,660	12,206	11,980	11,751	11,248	11,496	11,478	11,449	11,012	10,990	10,796	10,730	10,024	10,027	10,627	10,850	10,790	10,000
NATIXIS INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,447	38,131	37,269	36,466	34,703	32,634	32,854	34,890	35,571	34,483	35,570	33,351	33,598	32,917	32,216	31,628	30,678	29,294	30,642	29,685	28,160	27,852	26,449	24,193	24,852	26,095	26,608	25,688	24,046	23,952	23,700	23,083	23,635	22,112	23,487	22,322	20,630	22,739	23,621	21,595	23,566	23,598	25,924	25,110	25,759	27,369	26,332	26,739	25,045	26,222	25,495	25,071	24,467	24,356	23,162	22,361	21,683	21,780	20,842	18,582	18,992	19,709	18,378	17,390	17,002	16,139	14,251	16,523	17,997	18,017	17,511	16,870	16,514	16,229	16,567	16,325	15,253	16,309	15,682	15,457	14,931	13,751	15,162	14,865	16,046	16,020	15,476	14,979	14,882	14,473	14,418	14,714	15,277	14,512	14,368	13,945	13,647	13,322	13,296	13,050	12,934	12,803	12,668	12,660	12,206	11,980	11,751	11,248	11,496	11,478	11,449	11,012	10,990	10,796	10,730	10,024	10,027	10,627	10,850	10,790	10,000
NATIXIS INDEX: Bloomberg U.S. Corporate High-Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Account Value	$ 18,194	18,046	17,824	17,744	17,423	17,135	17,139	17,316	17,201	16,969	17,041	16,847	16,939	16,669	16,402	16,089	15,938	15,765	15,915	15,729	15,683	15,684	15,120	14,465	14,635	14,810	14,769	14,568	14,329	14,461	14,318	14,167	14,351	13,825	13,912	13,616	13,271	13,820	14,146	13,358	14,322	14,287	14,814	14,985	15,141	15,567	15,280	15,430	15,457	15,458	15,379	15,321	15,118	15,074	14,912	14,890	14,835	14,786	14,513	13,961	13,890	14,035	13,902	13,280	13,151	12,596	12,053	13,613	13,808	13,804	13,534	13,490	13,452	13,404	13,350	13,275	12,980	13,136	12,952	12,831	12,621	12,075	12,339	12,446	12,649	12,579	12,486	12,352	12,302	12,306	12,226	12,300	12,406	12,332	12,295	12,326	12,274	12,165	12,170	12,037	12,020	11,917	11,781	11,807	11,638	11,471	11,263	11,317	11,273	11,199	10,969	10,681	10,583	10,518	10,122	9,691	9,636	9,793	10,047	10,275	10,000
NATIXIS INDEX: Bloomberg U.S. TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Account Value	$ 12,831	12,776	12,582	12,567	12,448	12,522	12,507	12,427	12,162	12,007	12,200	12,141	12,363	12,180	12,085	11,873	11,781	11,582	11,780	11,684	11,811	11,790	11,481	11,178	11,260	11,472	11,575	11,560	11,599	11,740	11,727	11,398	11,556	11,348	11,465	11,259	11,121	11,909	12,235	11,724	12,107	12,229	12,484	12,720	12,613	12,873	12,832	12,719	12,576	12,667	12,689	12,360	12,285	12,138	11,971	11,993	12,190	12,149	12,012	11,878	11,956	12,000	11,870	11,604	11,476	11,441	11,131	11,331	11,176	10,946	10,905	10,888	10,860	11,010	10,754	10,716	10,625	10,453	10,418	10,230	10,231	10,095	10,040	9,993	10,138	10,246	10,173	10,222	10,181	10,138	10,144	10,038	10,137	10,224	10,132	10,118	10,097	10,162	10,055	10,010	10,106	10,111	10,051	10,057
NATIXIS INDEX: Bloomberg U.S. TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Account Value	$ 13,446	13,388	13,185	13,169	13,045	13,122	13,106	13,023	12,745	12,582	12,784	12,723	12,955	12,763	12,664	12,442	12,345	12,137	12,345	12,244	12,377	12,355	12,031	11,714	11,799	12,021	12,130	12,114	12,155	12,302	12,289	11,944	12,110	11,892	12,014	11,799	11,654	12,480	12,821	12,286	12,688	12,815	13,082	13,330	13,217	13,490	13,447	13,328	13,179	13,274	13,297	12,952	12,874	12,720	12,544	12,568	12,774	12,732	12,587	12,448	12,529	12,575	12,439	12,160	12,025	11,989	11,665	11,874	11,712	11,471	11,427	11,410	11,381	11,538	11,270	11,230	11,134	10,953	10,917	10,720	10,721	10,579	10,522	10,472	10,624	10,737	10,660	10,712	10,669	10,624	10,630	10,519	10,622	10,714	10,617	10,603	10,581	10,649	10,537	10,490	10,591	10,595	10,533	10,538	10,489	10,402	10,412	10,615	10,658	10,600	10,648	10,556	10,341	10,415	10,379	10,196	10,084	9,936	10,016	10,025	10,000
NATIXIS INDEX: Bloomberg U.S. TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. TIPS Index
Account Value	$ 13,446	13,388	13,185	13,169	13,045	13,122	13,106	13,023	12,745	12,582	12,784	12,723	12,955	12,763	12,664	12,442	12,345	12,137	12,345	12,244	12,377	12,355	12,031	11,714	11,799	12,021	12,130	12,114	12,155	12,302	12,289	11,944	12,110	11,892	12,014	11,799	11,654	12,480	12,821	12,286	12,688	12,815	13,082	13,330	13,217	13,490	13,447	13,328	13,179	13,274	13,297	12,952	12,874	12,720	12,544	12,568	12,774	12,732	12,587	12,448	12,529	12,575	12,439	12,160	12,025	11,989	11,665	11,874	11,712	11,471	11,427	11,410	11,381	11,538	11,270	11,230	11,134	10,953	10,917	10,720	10,721	10,579	10,522	10,472	10,624	10,737	10,660	10,712	10,669	10,624	10,630	10,519	10,622	10,714	10,617	10,603	10,581	10,649	10,537	10,490	10,591	10,595	10,533	10,538	10,489	10,402	10,412	10,615	10,658	10,600	10,648	10,556	10,341	10,415	10,379	10,196	10,084	9,936	10,016	10,025	10,000
NATIXIS INDEX: Bloomberg U.S. Corporate High-Yield Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High-Yield Bond Index
Account Value	$ 18,194	18,046	17,824	17,744	17,423	17,135	17,139	17,316	17,201	16,969	17,041	16,847	16,939	16,669	16,402	16,089	15,938	15,765	15,915	15,729	15,683	15,684	15,120	14,465	14,635	14,810	14,769	14,568	14,329	14,461	14,318	14,167	14,351	13,825	13,912	13,616	13,271	13,820	14,146	13,358	14,322	14,287	14,814	14,985	15,141	15,567	15,280	15,430	15,457	15,458	15,379	15,321	15,118	15,074	14,912	14,890	14,835	14,786	14,513	13,961	13,890	14,035	13,902	13,280	13,151	12,596	12,053	13,613	13,808	13,804	13,534	13,490	13,452	13,404	13,350	13,275	12,980	13,136	12,952	12,831	12,621	12,075	12,339	12,446	12,649	12,579	12,486	12,352	12,302	12,306	12,226	12,300	12,406	12,332	12,295	12,326	12,274	12,165	12,170	12,037	12,020	11,917	11,781	11,807	11,638	11,471	11,263	11,317	11,273	11,199	10,969	10,681	10,583	10,518	10,122	9,691	9,636	9,793	10,047	10,275	10,000
NATIXIS INDEX: Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value	$ 12,305	12,253	12,105	12,122	11,994	12,033	11,923	11,870	11,707	11,641	11,714	11,641	11,830	11,703	11,570	11,357	11,267	11,133	11,285	11,213	11,325	11,302	11,046	10,759	10,809	10,927	10,928	10,900	10,974	11,056	10,989	10,743	10,939	10,739	10,758	10,530	10,576	10,867	11,088	10,910	11,033	10,951	11,175	11,455	11,531	11,702	11,717	11,704	11,770	11,838	11,857	11,767	11,757	11,710	11,653	11,744	11,840	11,873	11,849	11,791	11,817	11,818	11,832	11,744	11,672	11,584	11,423	11,474	11,314	11,156	11,142	11,158	11,114	11,155	10,960	10,964	10,848	10,708	10,688	10,545	10,536	10,445	10,307	10,261	10,275	10,317	10,256	10,253	10,260	10,199	10,253	10,216	10,263	10,354	10,342	10,374	10,375	10,422	10,361	10,313	10,332	10,280	10,217	10,212	10,165	10,138	10,130	10,309	10,352	10,338	10,364	10,335	10,189	10,201	10,174	10,101	10,052	9,931	9,964	9,990	10,000
NATIXIS INDEX: Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value	$ 12,305	12,253	12,105	12,122	11,994	12,033	11,923	11,870	11,707	11,641	11,714	11,641	11,830	11,703	11,570	11,357	11,267	11,133	11,285	11,213	11,325	11,302	11,046	10,759	10,809	10,927	10,928	10,900	10,974	11,056	10,989	10,743	10,939	10,739	10,758	10,530	10,576	10,867	11,088	10,910	11,033	10,951	11,175	11,455	11,531	11,702	11,717	11,704	11,770	11,838	11,857	11,767	11,757	11,710	11,653	11,744	11,840	11,873	11,849	11,791	11,817	11,818	11,832	11,744	11,672	11,584	11,423	11,474	11,314	11,156	11,142	11,158	11,114	11,155	10,960	10,964	10,848	10,708	10,688	10,545	10,536	10,445	10,307	10,261	10,275	10,317	10,256	10,253	10,260	10,199	10,253	10,216	10,263	10,354	10,342	10,374	10,375	10,422	10,361	10,313	10,332	10,280	10,217	10,212	10,165	10,138	10,130	10,309	10,352	10,338	10,364	10,335	10,189	10,201	10,174	10,101	10,052	9,931	9,964	9,990	10,000
NATIXIS INDEX: Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value	$ 11,702	11,653	11,512	11,528	11,406	11,444	11,339	11,289	11,134	11,070	11,140	11,071	11,251	11,130	11,003	10,800	10,715	10,587	10,732	10,663	10,770	10,748	10,504	10,232	10,279	10,391	10,393	10,366	10,437	10,514	10,451	10,216	10,403	10,213	10,231	10,014	10,058	10,334	10,545	10,376	10,492	10,415	10,627	10,894	10,966	11,129	11,143	11,130	11,193	11,258	11,276	11,190	11,181	11,136	11,082	11,168	11,260	11,292	11,268	11,213	11,237	11,239	11,252	11,169	11,100	11,017	10,864	10,911	10,760	10,609	10,596	10,612	10,570	10,608	10,423	10,427	10,316	10,183	10,164	10,028
NATIXIS INDEX: Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Government/Credit Bond Index
Account Value	$ 12,305	12,253	12,105	12,122	11,994	12,033	11,923	11,870	11,707	11,641	11,714	11,641	11,830	11,703	11,570	11,357	11,267	11,133	11,285	11,213	11,325	11,302	11,046	10,759	10,809	10,927	10,928	10,900	10,974	11,056	10,989	10,743	10,939	10,739	10,758	10,530	10,576	10,867	11,088	10,910	11,033	10,951	11,175	11,455	11,531	11,702	11,717	11,704	11,770	11,838	11,857	11,767	11,757	11,710	11,653	11,744	11,840	11,873	11,849	11,791	11,817	11,818	11,832	11,744	11,672	11,584	11,423	11,474	11,314	11,156	11,142	11,158	11,114	11,155	10,960	10,964	10,848	10,708	10,688	10,545	10,536	10,445	10,307	10,261	10,275	10,317	10,256	10,253	10,260	10,199	10,253	10,216	10,263	10,354	10,342	10,374	10,375	10,422	10,361	10,313	10,332	10,280	10,217	10,212	10,165	10,138	10,130	10,309	10,352	10,338	10,364	10,335	10,189	10,201	10,174	10,101	10,052	9,931	9,964	9,990	10,000
NATIXIS INDEX: Bloomberg U.S. Securitized Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Securitized Bond Index
Account Value	$ 11,592	11,459	11,280	11,323	11,130	11,227	11,190	11,190	10,921	10,864	11,036	10,895	11,202	11,070	10,898	10,624	10,503	10,302	10,611	10,502	10,668	10,708	10,277	9,786	9,982	10,293	10,372	10,377	10,424	10,499	10,443	10,250	10,520	10,191	10,231	9,843	9,986	10,498	10,860	10,534	10,698	10,588	10,961	11,255	11,367	11,537	11,548	11,559	11,583	11,628	11,647	11,573	11,575	11,588	11,521	11,585	11,667	11,659	11,630	11,615	11,623	11,632	11,626	11,596	11,590	11,566	11,487	11,407	11,284	11,191	11,164	11,159	11,120	11,118	11,009	10,967	10,887	10,743	10,747	10,592	10,598	10,513	10,329	10,239	10,303	10,364	10,300	10,310	10,306	10,235	10,287	10,224	10,290	10,410	10,377	10,393	10,394	10,422	10,344	10,297	10,337	10,272	10,205	10,202	10,155	10,157	10,158	10,335	10,364	10,336	10,325	10,303	10,217	10,204	10,187	10,156	10,116	9,985	9,992	10,005	10,000
NATIXIS INDEX: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 24,167	23,691	21,841	21,462	20,450	19,625	20,447	21,752	22,618	22,163	24,177	22,050	22,401	22,386	22,815	20,336	20,685	19,761	21,105	20,219	19,579	20,510	18,240	16,734	17,795	18,773	19,722	18,338	16,989	17,329	17,773	19,146	19,597	17,890	19,146	18,579	16,501	18,374	18,974	17,299	19,195	18,834	20,418	20,026	19,700	20,920	20,100	20,811	20,047	20,457	19,923	20,663	20,789	20,161	19,762	18,780	17,167	16,309	15,112	12,667	12,229	12,826	12,171	11,925	11,589	11,266	10,029	13,313	14,746	15,587	15,060	14,715	14,367	13,666	14,473	14,450	13,585	14,793	14,254	14,677	14,128	12,735	14,486	14,256	15,658	16,057	15,683	15,411	15,318	14,476	14,229	14,056	14,795	14,615	14,756	14,341	14,322	13,375	13,712	13,626	13,165	13,589	13,535	13,651	13,456	13,553	13,016	11,490	11,881	11,788	11,502	10,913	10,880	10,684	10,463	9,662	9,596	10,288	10,860	10,560	10,000
NATIXIS INDEX: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 24,167	23,691	21,841	21,462	20,450	19,625	20,447	21,752	22,618	22,163	24,177	22,050	22,401	22,386	22,815	20,336	20,685	19,761	21,105	20,219	19,579	20,510	18,240	16,734	17,795	18,773	19,722	18,338	16,989	17,329	17,773	19,146	19,597	17,890	19,146	18,579	16,501	18,374	18,974	17,299	19,195	18,834	20,418	20,026	19,700	20,920	20,100	20,811	20,047	20,457	19,923	20,663	20,789	20,161	19,762	18,780	17,167	16,309	15,112	12,667	12,229	12,826	12,171	11,925	11,589	11,266	10,029	13,313	14,746	15,587	15,060	14,715	14,367	13,666	14,473	14,450	13,585	14,793	14,254	14,677	14,128	12,735	14,486	14,256	15,658	16,057	15,683	15,411	15,318	14,476	14,229	14,056	14,795	14,615	14,756	14,341	14,322	13,375	13,712	13,626	13,165	13,589	13,535	13,651	13,456	13,553	13,016	11,490	11,881	11,788	11,502	10,913	10,880	10,684	10,463	9,662	9,596	10,288	10,860	10,560	10,000
NATIXIS INDEX: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 24,167	23,691	21,841	21,462	20,450	19,625	20,447	21,752	22,618	22,163	24,177	22,050	22,401	22,386	22,815	20,336	20,685	19,761	21,105	20,219	19,579	20,510	18,240	16,734	17,795	18,773	19,722	18,338	16,989	17,329	17,773	19,146	19,597	17,890	19,146	18,579	16,501	18,374	18,974	17,299	19,195	18,834	20,418	20,026	19,700	20,920	20,100	20,811	20,047	20,457	19,923	20,663	20,789	20,161	19,762	18,780	17,167	16,309	15,112	12,667	12,229	12,826	12,171	11,925	11,589	11,266	10,029	13,313	14,746	15,587	15,060	14,715	14,367	13,666	14,473	14,450	13,585	14,793	14,254	14,677	14,128	12,735	14,486	14,256	15,658	16,057	15,683	15,411	15,318	14,476	14,229	14,056	14,795	14,615	14,756	14,341	14,322	13,375	13,712	13,626	13,165	13,589	13,535	13,651	13,456	13,553	13,016	11,490	11,881	11,788	11,502	10,913	10,880	10,684	10,463	9,662	9,596	10,288	10,860	10,560	10,000
NATIXIS INDEX: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 24,167	$ 23,691	$ 21,841	$ 21,462	$ 20,450	$ 19,625	$ 20,447	$ 21,752	$ 22,618	$ 22,163	$ 24,177	$ 22,050	$ 22,401	$ 22,386	$ 22,815	$ 20,336	$ 20,685	$ 19,761	$ 21,105	$ 20,219	$ 19,579	$ 20,510	$ 18,240	$ 16,734	$ 17,795	$ 18,773	$ 19,722	$ 18,338	$ 16,989	$ 17,329	$ 17,773	$ 19,146	$ 19,597	$ 17,890	$ 19,146	$ 18,579	$ 16,501	$ 18,374	$ 18,974	$ 17,299	$ 19,195	$ 18,834	$ 20,418	$ 20,026	$ 19,700	$ 20,920	$ 20,100	$ 20,811	$ 20,047	$ 20,457	$ 19,923	$ 20,663	$ 20,789	$ 20,161	$ 19,762	$ 18,780	$ 17,167	$ 16,309	$ 15,112	$ 12,667	$ 12,229	$ 12,826	$ 12,171	$ 11,925	$ 11,589	$ 11,266	$ 10,029	$ 13,313	$ 14,746	$ 15,587	$ 15,060	$ 14,715	$ 14,367	$ 13,666	$ 14,473	$ 14,450	$ 13,585	$ 14,793	$ 14,254	$ 14,677	$ 14,128	$ 12,735	$ 14,486	$ 14,256	$ 15,658	$ 16,057	$ 15,683	$ 15,411	$ 15,318	$ 14,476	$ 14,229	$ 14,056	$ 14,795	$ 14,615	$ 14,756	$ 14,341	$ 14,322	$ 13,375	$ 13,712	$ 13,626	$ 13,165	$ 13,589	$ 13,535	$ 13,651	$ 13,456	$ 13,553	$ 13,016	$ 11,490	$ 11,881	$ 11,788	$ 11,502	$ 10,913	$ 10,880	$ 10,684	$ 10,463	$ 9,662	$ 9,596	$ 10,288	$ 10,860	$ 10,560	$ 10,000